Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,001,225.00
Previously Paid Amount	165,720.17
Total Fee Amount	165,720.17
Total Offset Amount	0.00
Net Fee	$ 0.00